SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Useful lives
Furniture, fixtures and office equipment	1 - 5 years
Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Vehicles	4 - 10 years
IT equipment	1 - 3 years

Schedule of estimated useful lives of identifiable intangible assets

Useful lives
Domain name / Trade name	Indefinite life
Technology platform	1 year
Customer base	4.3 years
Technology	3-5 years
Members	4 years
Branding	10 years

Schedule of changes in contract liabilities

	Years ended December 31,
	2024	2025
Contract liabilities as of January 1	$11,201	$6,625
Cash received in advance, net of VAT	236,087	190,902
Revenue recognized from opening balance of contract liabilities	(11,201)	(6,625)
Revenue recognized from contract liabilities arising during current year	(229,462)	(181,980)
Contract liabilities as of December 31	$6,625	$8,922

Schedule of fair value hierarchy for the assets

Fair value measurement
at December 31, 2024 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable	Total losses
	December 31, 2024	(Level 1)	inputs (Level 2)	inputs (Level 3)	for the year
Non-recurring fair value measurements for:
Long-term investments	$73	$—	$—	$73	$—

Fair value measurement
at December 31, 2025 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable	Total losses
	December 31, 2025	(Level 1)	inputs (Level 2)	inputs (Level 3)	for the year
Non-recurring fair value measurements for:
Long-term investments	$77	$—	$—	$77	$—